UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas F. Allison
Title:  Company Secretary
Phone:  011 44 171 711 0771

Signature, Place and Date of Signing:

/s/ Douglas F. Allison, London, England, February 10, 2000
    -------------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       36

Form 13F Information Table Value Total:   391723

List of Other Included Managers:

No.  13F File Number     Name





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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Asia Pacific Fund Inc          Common           044901106    16151  1435600 SH       SOLE                  1435600
Asia Tigers Fund Inc           Common           04516T105    20476  1997690 SH       SOLE                  1997690
Argentina Fund                 Common           040112104     1908   159800 SH       SOLE                   159800
Brazil Fund Inc                Common           105759104       67     3600 SH       SOLE                     3600
Chile Fund Inc                 Common           168834109     1804   160800 SH       SOLE                   160800
European Warrant Fund          Common           298792102      150     8100 SH       SOLE                     8100
Fidelity Advisor Korea Fund    Common           315804104     9941   866770 SH       SOLE                   866770
First Philippine Fund          Common           336100102     5018   437500 SH       SOLE                   437500
Foreign & Colonial Emerging Mi Common           345451108     2233   351940 SH       SOLE                   351940
France Growth                  Common           35177K108       96     6300 SH       SOLE                     6300
Greater China Fund, Inc        Common           39167B102     3120   371100 SH       SOLE                   371100
Italy Fund                     Common           465395101       84     5000 SH       SOLE                     5000
Irish Investment Fund, Inc     Common           462710104       96     6300 SH       SOLE                     6300
India Fund, Inc.               Common           454089103    38995  2332396 SH       SOLE                  2332396
India Growth Fund, Inc.        Common           454090101    16452  1081030 SH       SOLE                  1081030
Jardine Fleming India Fund, In Common           471112102     4502   380100 SH       SOLE                   380100
Korean Investment Fund, inc    Common           500637103     8137   946900 SH       SOLE                   946900
Korea Equity Fund, Inc         Common           50063B104     3965   813300 SH       SOLE                   813300
Korea Fund, Inc                Common           500634100    52495  3093600 SH       SOLE                  3093600
Latin American Discovery       Common           51828C106     3925   365100 SH       SOLE                   365100
Mexico Fund, Inc               Common           592835102    24846  1432556 SH       SOLE                  1432556
MSDW Africa Investment Fund, I Common           617444104    30310  2912650 SH       SOLE                  2912650
MSDW Asia Pacific Fund, Inc    Common           61744U106    41182  3523600 SH       SOLE                  3523600
MSDW India Investment, Inc.    Common           61745C105    33319  2027000 SH       SOLE                  2027000
MSDW Emerging Markets Fund     Common           61744G107     6655   410300 SH       SOLE                   410300
New Germany Fund Inc           Common           644465106      214    17500 SH       SOLE                    17500
R.O.C. Taiwan Fund Inc.        Common           749651105    25183  2973600 SH       SOLE                  2973600
Scudder New Asia Fund          Common           811183102     2986   150700 SH       SOLE                   150700
Taiwan Equity Fund, Inc.       Common           874031107     8053   477200 SH       SOLE                   477200
Taiwan Fund Inc.               Common           874036106     1989    97900 SH       SOLE                    97900
Templeton Dragon Fund, Inc     Common           88018T101     4638   469700 SH       SOLE                   469700
Templeton China World Fund, In Common           88018X102     7479   942200 SH       SOLE                   942200
Templeton Vietnam & Southeast  Common           88022J107     3430   367100 SH       SOLE                   367100
Turkish Investment Fund, Inc.  Common           900145103       18     2500 SH       SOLE                     2500
WEBS Malaysia                  Common           92923H871    11811  1679800 SH       SOLE                  1679800
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